SUMMARY OF NON-VESTED STOCK OPTION (Details) - $ / shares		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Weighted-Average Grant Date Fair Value, Options vested	$ 5.26
Freight App Inc [Member]
Non-vested Options Outstanding, Beginning Balance		662,538	51,462
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 0.19	$ 0.25
Non-vested Options Outstanding, Options granted		1,185,308	1,662,716
Weighted-Average Grant Date Fair Value, options granted		$ 0.26	$ 0.25
Non-vested Options Outstanding, Options forfeited/cancelled		(8,839)	(189,853)
Weighted-Average Grant Date Fair Value, Options forfeited/cancelled		$ 0.19	$ 0.25
Non-vested Options Outstanding, Options exercised			(1,753)
Weighted-Average Grant Date Fair Value, Options exercised
Non-vested Options Outstanding, Options vested		(624,668)	(860,034)
Weighted-Average Grant Date Fair Value, Options vested		$ 0.29	$ 0.15
Non-vested Options Outstanding, Ending Balance		1,214,339	662,538
Weighted-Average Grant Date Fair Value, Ending Balance		$ 0.34	$ 0.19